Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Interest and dividend income
Loans receivable	$ 33,493	$ 38,037		$ 38,921
Securities available for sale	10,465	11,911		12,635
Securities held to maturity				12
Non-taxable securities available for sale	2,263	2,457		1,565
Interest-earning deposits	19	12		8
Total interest and dividend income	46,240	52,417		53,141
Interest expense:
Deposits (note 6)	14,207	17,384		20,833
Advances from Federal Home loan Bank	2,557	3,292		4,070
Repurchase agreements	909	831		767
Subordinated debentures	742	739		642
Total interest expense	18,415	22,246		26,312
Net interest income	27,825	30,171		26,829
Provision for loan losses (note 3)	5,921	5,970		4,199
Net interest income after provision for loan losses	21,904	24,201		22,630
Non-interest income:
Service charges	3,813	3,922		4,222
Merchant card income	768	698		612
Mortgage origination income	720	590		271
Realized gain from sale of securities available for sale, net (note 2)	2,897	3,504		2,715
Other than temporary impairment on investments (note 2)	(155)			(200)
Income from bank owned life insurance	316	344		481
Financial services commission	894	971		983
Other operating income	940	1,077		1,141
Total non-interest income	10,193	11,106		10,225
Non-interest expenses:
Salaries and benefits (note 12)	13,266	12,762		12,240
Occupancy expense (note 4)	3,269	3,158		3,074
Data processing expense	2,645	2,807		2,595
State deposit tax	627	640		619
Intangible amortization (note 5)	291	358		650
Goodwill impairment (note 5)				4,989
Professional services	1,372	1,225		1,002
Advertising expense	1,235	1,115		1,304
Postage and communications expense	549	557		616
Supplies expense	399	404		363
Deposit insurance and examination fees	2,021	2,107		2,026
Loss on sale of assets	145
Loss (gain) on sale of real estate owned	1,703	(321)
Expenses related to real estate owned	276	264		241
Other operating expenses	895	1,102		764
Total non-interest expense	28,693	26,178		30,483
Income before income tax expense	3,404	9,129		2,372
Income tax expense (note 13)	484	2,613		397
Net income	2,920	6,516		1,975
Less: Dividend on preferred shares	920	920		920
Accretion dividend on preferred shares	111	111		111
Net income available for common shareholders	$ 1,889	$ 5,485		$ 944
Earnings per share available to common stockholders (note 18):
Basic	$ 0.25	$ 0.96		$ 0.25
Fully diluted	$ 0.25	$ 0.96		$ 0.25
Weighted average shares outstanding-basic	7,460,294	5,732,495	[1]	3,714,195	[1]
Weighted average shares outstanding-diluted	7,460,294	5,732,495	[1]	3,714,195	[1]

[1]	Weighted average shares outstanding (basic and diluted) for 2009 adjusted to reflected 2% stock dividend paid to shareholders of record on September 30, 2010 and October 3, 2011. Weighted average shares outstanding (basic and diluted) for 2010 adjusted to reflected 2% stock dividend paid to shareholders of record on October 3, 2011.